Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 552.3	€ 826.1	€ 721.5	€ 327.6
Financial assets at amortised cost	685.6	891.0
Loans and receivables		103.7
Financial liabilities at amortised cost	(2,355.1)	(2,367.6)
Financial assets (liabilities) at fair value through profit or loss	3.4	1.0
Financial assets (liabilities) at fair value through other comprehensive income	(41.0)	(24.5)
Total	(1,707.1)	(1,396.4)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	(0.1)	0.0
Financial liabilities at fair value through other comprehensive income	(69.8)	(44.9)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(69.9)	(44.9)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(516.8)	(483.4)
Financial liabilities	(516.8)	(483.4)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,838.3)	(1,884.2)
Financial liabilities	(1,838.3)	(1,884.2)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	0.0	0.0
Loans and receivables		0.0
Financial assets at fair value through profit or loss	3.5	1.0
Derivative financial assets held for hedging	28.8	20.4
Financial assets	32.3	21.4
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	133.3	143.6
Financial assets at fair value through profit or loss		0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	133.3	143.6
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	552.3	747.4
Financial assets at fair value through profit or loss		78.7
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	552.3	826.1
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ 0.0	€ 25.0